Average Annual Total Returns{- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2020 Fund	Fidelity Freedom 2020 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2020 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		LB001 Past 1 year	LB001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	9.02%	8.88%	[1]	28.71%	18.00%	[1]	(1.54%)	3.39%	[1]	8.68%	9.04%	[1]

[1]	(a)From July 20, 2017